Shareholder Report, Holdings (Details) - C000081371	Sep. 30, 2025
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.00%
AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)